Expense Example - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2020 Fund - Fidelity Freedom Blend 2020 Fund - Class K	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 35
3 years	109
5 years	191
10 years	$ 431